Income taxes - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 70,812	$ 119,961	$ 152,077
Increase of allowance included in income tax expense	21,396	2,035	5,810
Decrease of allowance included in income tax expense	36,252	51,184	37,926
Net decrease in valuation allowance	(14,856)	(49,149)	(32,116)
Valuation allowance at end of period	$ 55,956	$ 70,812	$ 119,961